Share-Based Payments - Schedule of Number and Weighted-Average Exercise Price of Share Options (Details) - Management Board Grant	1 Months Ended		12 Months Ended
	May 31, 2021 € / shares	Feb. 29, 2020 € / shares	Dec. 31, 2021 € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, share options (in shares)	51,742	248,096
Expected to be allocated as of estimated allocation date 2022, share options (in shares) | shares			38,674
Expected to be allocated as of estimated allocation date 2023, share options (in shares) | shares			16,848
Expected to be allocated as of estimated allocation date 2024, share options (in shares) | shares			16,680
Expected to be allocated as of estimated allocation date 2025, share options (in shares) | shares			12,265
Expected to be allocated as of estimated allocation date 2026, share options (in shares) | shares			7,314
Share options outstanding (in shares)			391,619
Granted, weighted-average exercise price (in euros per share)	€ 163.72	€ 28.32
Expected to be allocated as of estimated allocation date 2022, weighted-average exercise price (in euros per share)			€ 229.00
Expected to be allocated as of estimated allocation date 2023, weighted-average exercise price (in euros per share)			233.16
Expected to be allocated as of estimated allocation date 2024, weighted-average exercise price (in euros per share)			235.52
Expected to be allocated as of estimated allocation date 2025, weighted-average exercise price (in euros per share)			240.21
Expected to be allocated as of estimated allocation date 2026, weighted-average exercise price (in euros per share)			246.18
Weighted-average exercise price (in euros per share)			€ 83.81